Financial instruments - Fair values and risk management - Notional principal amounts (Details)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 £ / €	Mar. 31, 2025 $ / €	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 £ / €	Mar. 31, 2024 $ / €	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 £ / €	Mar. 31, 2023 $ / €
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	1	0.8371	1.0817	1	0.8548	1.0793	1	0.8791	1.0839
Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Hedged exchange rate | $ / €			1.11
Foriegn currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 5,440,500,000			€ 4,851,500,000			€ 7,076,600,000
Forward foreign exchange contracts - Within 1 Year
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,299,300,000			4,403,600,000			5,873,100,000
Forward foreign exchange contracts - Greater than 1 Year
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 1,141,200,000			€ 447,900,000			€ 1,203,500,000